9 Other accounts receivables (Details Narrative) R$ in Millions	1 Months Ended	12 Months Ended
	Mar. 01, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019	Jun. 22, 2020 Number	Dec. 13, 2019 Number
OtherReceivablesLineItems [Line Items]
Percentage of receivable		26.00%	71.00%
Sale and leaseback agreement [member]
OtherReceivablesLineItems [Line Items]
Proceeds from sale real estate properties		R$ 449
Number of stores | Number				9	9
Maturity year		2021
Maturity term		20 years
Sale and leaseback agreement [member] | Subsequent [member]
OtherReceivablesLineItems [Line Items]
Proceeds from sale real estate properties	R$ 22